Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Long-term Debt, by Current and Noncurrent [Abstract]
Interest on long term debt and capital leases	$ 28,691	$ 23,008
Less: Interest capitalized	(468)	(1,260)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	73	473
Amortization of debt issuance costs	1,367	1,288
Other bank and finance charges	675	257
Interest and finance costs	$ 30,338	$ 23,766